Legal proceedings and regulatory matters (Details) $ in Millions	1 Months Ended						5 Months Ended	12 Months Ended
	Jun. 30, 2020 financial_institutions complaint	Oct. 31, 2019 complaint	Sep. 30, 2019 complaint	Mar. 31, 2019 complaint	Dec. 31, 2016	Apr. 30, 2016 complaint	Jan. 31, 2023 claim	Dec. 31, 2022 USD ($) complaint hearing plaintiff action	Dec. 31, 2021 USD ($) complaint	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $								$ 107,699	$ 114,187
Madoff litigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $								$ 600
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period					1 month
Number of groups of plaintiffs | plaintiff								5
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | complaint								2
Number of financial institutions included in complaint for proceedings | financial_institutions	28
Precious metals fix-related litigation
Disclosure of contingent liabilities [line items]
New claims filed | complaint						2
Other regulatory investigations, reviews and litigation
Disclosure of contingent liabilities [line items]
Number of pending claims | action								2
Cayman Islands Litigation
Disclosure of contingent liabilities [line items]
Number of hearings | complaint									2
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation | $										$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation | $										$ 4,000
Issued by HSBC Holdings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $								$ 17,797	$ 13,879
Issued by HSBC Holdings | Anti-money laundering and sanctions-related matters | New York
Disclosure of contingent liabilities [line items]
Number of hearings | hearing								9
Number of claims dismissed		1	1	1				5
Number of pending claims at an early stage | complaint								4
Issued by HSBC Holdings | Anti-money laundering and sanctions-related matters | New York | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Loss Contingency, Claims Dismissed, Number | claim							2
HSBC Private Bank (UK) Limited | Film finance litigation
Disclosure of contingent liabilities [line items]
New claims filed | complaint	2